Income Tax (Income)/ Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
PRC enterprises income tax:
Tax expense (income), continuing operations	$ 4,598,061	$ 3,726,133	$ (605,689)
PRC [Member]
PRC enterprises income tax:
Current tax		53,790	1,514,577
Deferred tax	(4,598,061)	(3,779,923)	(908,888)
Tax expense (income), continuing operations		$ (3,726,133)	$ 605,689